UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 90.2%
Security	Shares	Value

Argentina — 5.4%
Adecoagro SA(1)	28,500	$220,020
Arcos Dorados Holdings, Inc., Class A	38,360	349,076
Banco Macro SA, Class B ADR	13,696	1,327,416
BBVA Banco Frances SA ADR	21,613	480,889
Cresud SA ADR	10,769	221,195
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	374,178
Grupo Financiero Galicia SA, Class B ADR	30,884	1,974,105
Grupo Supervielle SA ADR	18,611	519,991
IRSA Inversiones y Representaciones SA ADR	7,276	166,984
Pampa Energia SA ADR(1)	18,072	1,030,827
Telecom Argentina SA ADR	34,215	1,027,819
Transportadora de Gas del Sur SA ADR(1)	24,857	473,775
YPF SA ADR	56,024	1,226,366
		$9,392,641

China — 15.8%
58.com, Inc. ADR(1)	1,300	$113,607
AAC Technologies Holdings, Inc.	12,500	179,410
Accelink Technologies Co., Ltd., Class A(1)	18,900	77,328
Agricultural Bank of China, Ltd., Class H	666,000	375,499
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,884,135
Anhui Conch Cement Co., Ltd., Class A	28,500	152,328
Anhui Conch Cement Co., Ltd., Class H	24,000	149,795
ANTA Sports Products, Ltd.	17,000	97,005
AviChina Industry & Technology Co., Ltd., Class H	332,000	209,327
Baidu, Inc. ADR(1)	3,980	998,582
Bank of China, Ltd., Class H	1,421,000	771,363
BBMG Corp., Class A	154,300	101,457
Beijing Enterprises Water Group, Ltd.	424,000	246,167
Brilliance China Automotive Holdings, Ltd.	56,000	99,709
BYD Co., Ltd., Class H	14,500	101,371
CGN Power Co., Ltd., Class H(2)	1,100,000	299,975
China Cinda Asset Management Co., Ltd., Class H	147,000	52,465
China Communications Construction Co., Ltd., Class H	227,000	261,545
China Construction Bank Corp., Class H	1,341,000	1,404,910
China Everbright International, Ltd.	60,000	84,159
China Evergrande Group(1)	59,000	186,887
China Galaxy Securities Co., Ltd., Class H	59,500	39,082
China Gas Holdings, Ltd.	23,600	83,631
China Life Insurance Co., Ltd., Class H	109,000	309,119
China Literature, Ltd.(1)(2)	1	8
China Mengniu Dairy Co., Ltd.	47,000	151,518
China Merchants Port Holdings Co., Ltd.	24,160	53,982
China Mobile, Ltd.	107,000	1,019,334

Security	Shares	Value

China (continued)
China Overseas Land & Investment, Ltd.	60,000	$201,038
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	186,215
China Petroleum & Chemical Corp., Class H	610,000	594,054
China Railway Construction Corp., Ltd., Class H	46,500	55,067
China Railway Group, Ltd., Class H	86,000	68,931
China Resources Beer Holdings Co., Ltd.	38,000	163,663
China Resources Cement Holdings, Ltd.	194,000	203,521
China Resources Gas Group, Ltd.	20,000	73,552
China Resources Land, Ltd.	105,777	397,269
China Resources Pharmaceutical Group, Ltd.(2)	130,000	179,720
China Resources Power Holdings Co., Ltd.	34,000	65,216
China Shenhua Energy Co., Ltd., Class H	120,500	295,569
China State Construction International Holdings, Ltd.	162,000	210,690
China Taiping Insurance Holdings Co., Ltd.	31,400	105,007
China Telecom Corp., Ltd., Class H	590,000	285,992
China Unicom (Hong Kong), Ltd.(1)	98,000	138,577
China Vanke Co., Ltd., Class H	26,700	110,347
CITIC Securities Co., Ltd., Class H	39,500	96,290
CITIC, Ltd.	75,000	114,375
CNOOC, Ltd.	261,000	441,537
Country Garden Holdings Co., Ltd.	129,000	263,039
CRRC Corp., Ltd., Class H	79,750	70,489
CSPC Pharmaceutical Group, Ltd.	168,000	427,906
Ctrip.com International, Ltd. ADR(1)	5,900	241,310
Dongfeng Motor Group Co., Ltd., Class H	54,000	59,715
ENN Energy Holdings, Ltd.	14,000	130,921
FAW Car Co., Ltd.(1)	104,700	153,331
Fiberhome Telecommunication Technologies Co., Ltd., Class A	36,800	157,950
Fullshare Holdings, Ltd.	160,000	87,841
Geely Automobile Holdings, Ltd.	80,000	210,402
GF Securities Co., Ltd., Class H	24,600	43,311
Great Wall Motor Co., Ltd., Class H	53,500	55,490
Guangdong Investment, Ltd.	48,000	74,296
Guangzhou Automobile Group Co., Ltd., Class H	126,000	230,796
Haitong Securities Co., Ltd., Class H	60,000	81,925
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	29,100	175,932
Hengan International Group Co., Ltd.	12,500	111,167
Hisense Electric Co., Ltd., Class A	75,900	159,447
Huaneng Power International, Inc., Class H	96,000	63,446
Huatai Securities Co., Ltd.(2)	34,000	68,870
Industrial & Commercial Bank of China, Ltd., Class H	1,219,000	1,070,137
JD.com, Inc. ADR(1)	10,624	387,882
Lenovo Group, Ltd.	160,000	75,964
NetEase, Inc. ADR	1,181	303,600

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
New China Life Insurance Co., Ltd., Class H	16,000	$74,598
New Oriental Education & Technology Group, Inc. ADR	2,374	213,280
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	60,731
PetroChina Co., Ltd., Class H	558,000	411,173
PICC Property & Casualty Co., Ltd., Class H	76,000	136,053
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	752,398
Poly Real Estate Group Co., Ltd., Class A	80,900	166,996
Semiconductor Manufacturing International Corp.(1)	7,300	9,388
Shenzhou International Group Holdings, Ltd.	12,000	130,995
SINA Corp.(1)	1,200	114,648
Sino Biopharmaceutical, Ltd.	90,000	189,523
Sino-Ocean Group Holding, Ltd.	241,000	167,341
Sinopharm Group Co., Ltd., Class H	61,600	259,750
Sunac China Holdings, Ltd.	32,000	135,927
Sunny Optical Technology Group Co., Ltd.	17,000	277,400
TAL Education Group ADR	4,548	165,638
Tencent Holdings, Ltd.	81,800	4,021,524
TravelSky Technology, Ltd., Class H	57,000	166,499
Vipshop Holdings, Ltd. ADR(1)	6,998	108,329
Want Want China Holdings, Ltd.	103,000	91,018
Weibo Corp. ADR(1)	120	13,742
Yum China Holdings, Inc.	7,500	320,700
YY, Inc. ADR(1)	600	57,834
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	58,321
Zijin Mining Group Co., Ltd., Class H	344,000	156,038
		$27,455,339

Croatia — 1.5%
Adris Grupa DD, PFC Shares	9,000	$618,778
Ericsson Nikola Tesla DD	930	159,218
Hrvatski Telekom DD	52,252	1,395,120
Koncar-Elektroindustrija DD	1,480	160,227
Valamar Riviera DD	48,200	321,621
		$2,654,964

Cyprus — 1.3%
Bank of Cyprus Holdings PLC(1)(4)	497,086	$1,137,516
Bank of Cyprus Holdings PLC(1)(4)	482,403	1,111,056
		$2,248,572

Egypt — 3.0%
Amer Group Holding	2,605,200	$54,570
Arabian Cement Co.	96,000	46,637
Arabian Food Industries Co. (DOMTY)(1)	91,400	63,964
Citadel Capital SAE(1)	1,195,300	180,958

Security	Shares	Value

Egypt (continued)
Commercial International Bank Egypt SAE	327,500	$1,746,819
Credit Agricole Egypt SAE	55,500	143,086
Eastern Tobacco	53,250	621,289
Egyptian Financial Group-Hermes Holding Co.	195,400	285,356
Egyptian Resorts Co.(1)	895,600	121,661
Emaar Misr for Development SAE(1)	408,300	104,969
Ghabbour Auto(1)	506,400	173,266
Heliopolis Housing	68,800	135,331
Juhayna Food Industries	253,600	195,987
Medinet Nasr Housing	280,700	199,983
Palm Hills Developments SAE(1)	701,000	206,232
Pioneers Holding(1)	154,000	74,144
Porto Holding SAE(1)	2,659,800	57,245
Six of October Development & Investment Co.(1)	140,100	211,405
Talaat Moustafa Group	483,900	368,277
Telecom Egypt	190,400	174,809
		$5,165,988

Georgia — 2.6%
BGEO Group PLC	48,700	$2,328,047
TBC Bank Group PLC	88,663	2,250,190
		$4,578,237

Hong Kong — 0.1%
Hua Hong Semiconductor, Ltd.(2)	41,000	$92,518
		$92,518

Iceland — 3.5%
Eik Fasteignafelag HF(1)	1,866,700	$184,290
Eimskipafelag Islands HF	407,000	898,948
Hagar HF	2,036,000	824,943
Icelandair Group HF	1,860,000	248,147
Marel HF	397,000	1,516,360
Reginn HF(1)	1,637,000	393,113
Reitir Fasteignafelag HF	1,043,000	928,692
Siminn HF	9,776,000	425,085
Sjova-Almennar Tryggingar HF	1,151,900	188,967
Tryggingamidstodin HF	728,000	255,401
Vatryggingafelag Islands HF	2,066,800	282,885
		$6,146,831

India — 6.5%
Adani Ports and Special Economic Zone, Ltd.	22,802	$138,476
Adani Power, Ltd.(1)	9,483	3,604

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Ambuja Cements, Ltd.	21,000	$78,629
Asian Paints, Ltd.	8,100	145,412
Aurobindo Pharma, Ltd.	7,300	69,978
Axis Bank, Ltd.	48,500	375,116
Bajaj Auto, Ltd.	2,400	105,550
Bajaj Finance, Ltd.	4,600	130,699
Bajaj Finserv, Ltd.	1,200	98,251
Bharat Petroleum Corp., Ltd.	22,800	131,590
Bharti Airtel, Ltd.	34,700	212,332
Bharti Infratel, Ltd.	15,719	74,318
Cipla, Ltd.	9,500	85,931
Coal India, Ltd.	19,072	80,887
Dabur India, Ltd.	18,500	102,554
Dr. Reddy’s Laboratories, Ltd.	3,000	94,983
Eicher Motors, Ltd.	400	186,031
GAIL (India), Ltd.	22,754	110,720
Godrej Consumer Products, Ltd.	7,200	120,194
Grasim Industries, Ltd.	10,000	162,343
HCL Technologies, Ltd.	16,228	255,425
Hero MotoCorp, Ltd.	1,300	72,479
Hindalco Industries, Ltd.	30,900	108,210
Hindustan Petroleum Corp., Ltd.	19,000	86,360
Hindustan Unilever, Ltd.	17,900	401,327
Housing Development Finance Corp., Ltd.	22,890	643,643
ICICI Bank, Ltd.	75,580	322,071
Indiabulls Housing Finance, Ltd.	8,300	161,829
Indian Oil Corp., Ltd.	38,400	92,836
Infosys, Ltd.	44,157	791,692
ITC, Ltd.	93,750	395,469
JSW Steel, Ltd.	25,000	121,272
Larsen & Toubro, Ltd.	14,250	298,742
LIC Housing Finance, Ltd.	12,100	98,750
Lupin, Ltd.	5,700	68,980
Mahindra & Mahindra, Ltd.	21,600	281,464
Maruti Suzuki India, Ltd.	2,900	381,344
Motherson Sumi Systems, Ltd.	27,150	143,180
Nestle India, Ltd.	700	98,483
Oil & Natural Gas Corp., Ltd.	34,800	93,961
Piramal Enterprises, Ltd.	2,702	104,807
Reliance Industries, Ltd.	68,600	986,078
Shree Cement, Ltd.	360	91,178
Shriram Transport Finance Co., Ltd.	6,100	146,541
State Bank of India	62,700	230,266
Tata Consultancy Services, Ltd.	12,278	647,546
Tata Motors, Ltd.(1)	45,100	228,212
Tata Steel, Ltd.(4)	792	1,887

Security	Shares	Value

India (continued)
Tata Steel, Ltd.(4)	11,747	$104,035
Tech Mahindra, Ltd.	15,900	158,753
Titan Co., Ltd.	10,400	152,420
UltraTech Cement, Ltd.	2,700	165,418
UPL, Ltd.	10,100	110,391
Vedanta, Ltd.	43,100	191,344
Wipro, Ltd.	25,471	105,680
Yes Bank, Ltd.	41,500	223,361
Zee Entertainment Enterprises, Ltd.	16,300	143,984
		$11,217,016

Indonesia — 2.6%
Adaro Energy Tbk PT	717,400	$93,944
Astra International Tbk PT	834,900	427,324
Bank Central Asia Tbk PT	511,400	808,667
Bank Mandiri Persero Tbk PT	796,000	403,217
Bank Negara Indonesia Persero Tbk PT	345,100	198,680
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	532,959
Bumi Serpong Damai Tbk PT	436,800	52,745
Charoen Pokphand Indonesia Tbk PT	365,200	96,277
Gudang Garam Tbk PT	22,900	113,764
Hanjaya Mandala Sampoerna Tbk PT	470,400	119,197
Indofood CBP Sukses Makmur Tbk PT	120,400	74,800
Indofood Sukses Makmur Tbk PT	207,500	103,744
Kalbe Farma Tbk PT	1,009,100	108,937
Matahari Department Store Tbk PT	116,000	85,889
Perusahaan Gas Negara Persero Tbk PT	507,600	71,853
Semen Indonesia Persero Tbk PT	145,300	100,357
Surya Citra Media Tbk PT	321,200	58,793
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	554,453
Unilever Indonesia Tbk PT	67,800	225,344
United Tractors Tbk PT	79,400	193,727
		$4,424,671

Kazakhstan — 3.0%
Central Asia Metals PLC	251,600	$991,672
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	2,092,285
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	62,000	775,000
KAZ Minerals PLC(1)	106,025	1,339,623
		$5,198,580

Kuwait — 3.7%
Agility Public Warehousing Co. KSC	206,250	$594,945
Boubyan Bank KSCP	204,624	329,887
Burgan Bank SAK	193,599	166,740

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Kuwait Finance House KSCP	837,683	$1,432,496
Kuwait Projects Co. Holdings KSC	130,620	107,389
Mabanee Co. SAKC	135,166	285,261
Mezzan Holding Co. KSCC	34,900	83,289
Mobile Telecommunications Co.	654,500	850,789
National Bank of Kuwait SAK	838,892	2,080,834
National Industries Group Holding SAK(1)	264,200	139,111
National Real Estate Co. KPSC(1)	178,300	65,756
VIVA Kuwait Telecom Co.	51,300	120,740
Warba Bank KSCP(1)	146,300	116,748
		$6,373,985

Luxembourg — 0.2%
Globant SA(1)	8,506	$382,855
		$382,855

Mauritius — 2.4%
Alteo, Ltd.	297,687	$237,180
CIEL, Ltd.	1,340,300	278,264
CIM Financial Services, Ltd.	832,100	239,856
ENL Land, Ltd.	155,011	191,561
Gamma Civic, Ltd.	107,086	123,395
IBL, Ltd.	37,656	54,537
LUX Island Resorts, Ltd.	78,300	161,804
MCB Group, Ltd.	228,408	1,875,184
New Mauritius Hotels, Ltd.	389,190	277,720
Omnicane, Ltd.	15,009	23,730
Phoenix Beverages, Ltd.	10,200	178,947
Rogers & Co., Ltd.	187,150	179,748
Sun, Ltd., Class A(1)	156,512	232,625
Terra Mauricia, Ltd.	182,256	143,543
		$4,198,094

Pakistan — 0.0%(6)
Searle Co., Ltd. (The)	5,013	$15,441
		$15,441

Peru — 3.2%
Alicorp SAA	129,300	$474,988
Cementos Pacasmayo SAA	85,338	213,804
Cia de Minas Buenaventura SA ADR	33,180	529,221
Credicorp, Ltd.	7,166	1,666,023
Engie Energia Peru SA	79,000	162,711
Ferreycorp SAA	529,200	427,850

Security	Shares	Value

Peru (continued)
Grana y Montero SAA ADR(1)	101,500	$337,995
InRetail Peru Corp.(2)	22,000	525,800
Southern Copper Corp.	10,302	544,049
Union Andina de Cementos SAA	308,000	276,471
Volcan Cia Minera SAA, Class B	1,145,200	411,892
		$5,570,804

Serbia — 4.8%
Aerodrom Nikola Tesla AD Beograd(1)	95,682	$1,646,946
Energoprojekt Holding AD Beograd(1)	74,772	585,204
Gosa Montaza AD Velika Plana(1)	1,378	18,303
Komercijalna Banka AD Beograd(1)	128,651	2,439,001
MESSER Tehnogas AD(1)	200	24,485
Metalac AD(1)	53,233	1,105,698
NIS AD Novi Sad	342,465	2,537,544
		$8,357,181

Singapore — 1.0%
Yoma Strategic Holdings, Ltd.	5,602,933	$1,804,918
		$1,804,918

South Korea — 12.4%
AMOREPACIFIC Corp.	1,031	$335,448
AMOREPACIFIC Group	1,208	160,975
Celltrion Healthcare Co., Ltd.(1)	1,618	134,474
Celltrion, Inc.(1)	2,342	587,531
Coway Co., Ltd.	2,101	171,694
E-MART, Inc.	775	195,094
GS Holdings Corp.	2,457	140,642
Hankook Tire Co., Ltd.	3,265	150,789
Hanmi Pharmaceutical Co., Ltd.	284	122,945
Hanwha Chemical Corp.	5,029	135,192
Hotel Shilla Co., Ltd.	1,479	159,085
Hyundai Construction Equipment Co., Ltd.(1)	106	18,704
Hyundai Electric & Energy System Co., Ltd.(1)	106	9,299
Hyundai Engineering & Construction Co., Ltd.	3,587	212,434
Hyundai Glovis Co., Ltd.	876	137,662
Hyundai Heavy Industries Co., Ltd.(1)	1,443	159,744
Hyundai Heavy Industries Holdings Co., Ltd.(1)	439	172,494
Hyundai Mobis Co., Ltd.	1,976	457,609
Hyundai Motor Co.	4,440	662,216
Hyundai Motor Co., Second PFC Shares	1,675	179,677
Hyundai Steel Co.	3,421	193,357
Kakao Corp.	1,706	175,540
Kangwon Land, Inc.	5,696	153,658

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Kia Motors Corp.	8,940	$276,020
Korea Aerospace Industries, Ltd.	3,184	127,956
Korea Electric Power Corp.	8,392	293,567
Korea Investment Holdings Co., Ltd.	1,826	154,245
Korea Zinc Co., Ltd.	367	148,535
KT&G Corp.	3,649	333,673
LG Chem, Ltd.	1,326	443,850
LG Corp.	3,208	242,668
LG Display Co., Ltd.	8,699	189,935
LG Electronics, Inc.	3,303	313,186
LG Household & Health Care, Ltd.	293	374,126
Lotte Chemical Corp.	541	208,327
Medy-Tox, Inc.	203	131,935
Mirae Asset Daewoo Co., Ltd.	16,931	153,298
Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	9,955
Naver Corp.	790	526,805
NCsoft Corp.	613	205,461
Netmarble Corp.(2)	1,128	154,533
Orion Holdings Corp.	239	5,458
POSCO	2,078	715,997
S-Oil Corp.	1,759	180,401
Samsung Biologics Co., Ltd.(1)(2)	540	245,263
Samsung C&T Corp.	2,448	319,299
Samsung Electro-Mechanics Co., Ltd.	2,099	230,484
Samsung Electronics Co., Ltd.	2,510	6,221,303
Samsung Electronics Co., Ltd., PFC Shares	479	952,441
Samsung Fire & Marine Insurance Co., Ltd.	1,045	260,926
Samsung Heavy Industries Co., Ltd.(1)	22,733	155,396
Samsung Life Insurance Co., Ltd.	2,384	260,254
Samsung SDI Co., Ltd.	1,758	299,352
Samsung SDS Co., Ltd.	1,162	263,934
Shinsegae, Inc.	362	140,504
SillaJen, Inc.(1)	2,033	158,574
SK Holdings Co., Ltd.	982	268,802
SK Hynix, Inc.	15,562	1,223,858
SK Innovation Co., Ltd.	2,001	366,676
SK Telecom Co., Ltd.	827	176,699
		$21,559,959

Sri Lanka — 1.0%
Access Engineering PLC	981,000	$123,763
Dialog Axiata PLC	295,330	26,664
Hatton National Bank PLC	153,132	233,923
Hayleys PLC	27,400	37,445
Hemas Holdings PLC	220,000	174,244
Lion Brewery Ceylon PLC	20,200	69,800

Security	Shares	Value

Sri Lanka (continued)
Melstacorp PLC(1)	200,000	$73,497
Royal Ceramics Lanka PLC	63,000	42,805
Sampath Bank PLC	200,438	384,279
Softlogic Life Insurance PLC	2,500,000	377,309
Tokyo Cement Co Lanka PLC	520,000	180,966
		$1,724,695

Taiwan — 4.9%
Advantech Co., Ltd.	7,699	$52,854
ASE Industrial Holding Co., Ltd.	61,358	166,530
Asia Cement Corp.	52,000	55,493
Asustek Computer, Inc.	12,000	112,148
AU Optronics Corp.	156,000	64,327
Catcher Technology Co., Ltd.	12,000	133,082
Cathay Financial Holding Co., Ltd.	134,000	240,363
Cheng Shin Rubber Industry Co., Ltd.	28,000	45,149
China Development Financial Holding Corp.	248,000	93,768
China Steel Corp.	210,000	166,174
Chunghwa Telecom Co., Ltd.	64,000	243,524
Compal Electronics, Inc.	95,000	61,879
CTBC Financial Holding Co., Ltd.	275,679	196,604
Delta Electronics, Inc.	33,680	122,107
E.Sun Financial Holding Co., Ltd.	148,659	105,125
Far Eastern New Century Corp.	59,700	56,980
Far EasTone Telecommunications Co., Ltd.	32,000	84,663
First Financial Holding Co., Ltd.	176,800	121,551
Formosa Chemicals & Fibre Corp.	59,000	216,775
Formosa Petrochemical Corp.	22,000	89,768
Formosa Plastics Corp.	70,000	245,647
Foxconn Technology Co., Ltd.	18,291	45,414
Fubon Financial Holding Co., Ltd.	112,000	191,616
Hon Hai Precision Industry Co., Ltd.	250,635	697,112
Hotai Motor Co., Ltd.	5,000	49,009
Innolux Corp.	180,000	66,983
Largan Precision Co., Ltd.	2,000	232,616
Mega Financial Holding Co., Ltd.	179,476	158,443
Nan Ya Plastics Corp.	85,000	232,814
Pegatron Corp.	30,000	69,944
Pou Chen Corp.	42,000	52,524
President Chain Store Corp.	10,000	98,295
Quanta Computer, Inc.	51,000	92,724
Shin Kong Financial Holding Co., Ltd.	177,960	72,327
Taiwan Cement Corp.	67,000	92,073
Taiwan Cooperative Financial Holding Co., Ltd.	150,657	87,541
Taiwan Mobile Co., Ltd.	31,000	114,480

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	$3,024,083
Uni-President Enterprises Corp.	82,960	199,657
United Microelectronics Corp.	220,000	118,640
Yuanta Financial Holding Co., Ltd.	158,675	75,728
		$8,446,534

Thailand — 0.5%
Mega Lifesciences PCL	598,400	$778,813
		$778,813

United Arab Emirates — 0.1%
Orascom Construction, Ltd.(1)	9,400	$84,485
		$84,485

Vietnam — 10.7%
Bao Viet Holdings	43,700	$175,964
Binh Minh Plastics JSC	62,900	147,020
Century Synthetic Fiber Corp.	175,966	122,044
Coteccons Construction JSC	24,000	141,876
Danang Rubber JSC	6	6
Domesco Medical Import Export JSC	59,000	254,183
FPT Corp.	106,364	284,980
Gemadept Corp.	61,050	70,896
HA TIEN 1 Cement JSC	126,070	72,963
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	362,379
Hoa Phat Group JSC(1)	322,100	759,282
Hoa Sen Group	143,025	104,855
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	77,947
Hoang Huy Investment Financial Services JSC	167,400	197,186
Imexpharm Pharmaceutical JSC	32,561	89,836
KIDO Group Corp.	73,700	117,990
Kinh Bac City Development Share Holding Corp.(1)	202,100	117,685
Masan Group Corp.(1)	532,970	2,140,586
Mobile World Investment Corp.	40,000	178,907
Nam Long Investment Corp.	145,147	241,025
No Va Land Investment Group Corp.(1)	248,890	672,609
PetroVietnam Drilling & Well Services JSC(1)	160,214	119,202
PetroVietnam Fertilizer & Chemical JSC	149,250	125,007
PetroVietnam Gas JSC	45,000	219,453
PetroVietnam Nhon Trach 2 Power JSC	61,900	85,586
PetroVietnam Technical Services Corp.	294,900	235,088
Pha Lai Thermal Power JSC	82,000	66,090
Refrigeration Electrical Engineering Corp.	143,700	242,491
Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	11,667
Saigon Beer Alcohol Beverage Corp.	25,300	236,238

Security	Shares	Value

Vietnam (continued)
Saigon Securities, Inc.	262,330	$413,058
Thanh Thanh Cong Tay Ninh JSC(1)	120,800	95,804
Tien Phong Plastic JSC	22,600	56,342
TNG Investment & Trading JSC(1)	10	6
Traphaco JSC	26,709	103,216
Viet Capital Securities JSC(1)	209,500	850,023
Vietnam Construction and Import-Export JSC	98,800	79,375
Vietnam Dairy Products JSC	204,940	1,661,923
Vietnam Prosperity JSC Bank(1)	1,084,860	2,728,175
Vietnam Technological & Commercial Joint Stock Bank(1)	536,200	3,015,072
Vingroup JSC(1)	314,249	1,731,461
Vinh Hoan Corp.	26,400	68,598
Vinh Son - Song Hinh Hydropower JSC	79,580	59,101
		$18,533,195

Total Common Stocks (identified cost $120,913,137)		$156,406,316

Short-Term Investments — 5.9%
U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(7)	$1,500	$1,499,870

Total U.S. Treasury Obligations (identified cost $1,499,887)		$1,499,870

Other — 5.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(8)	8,692,183	$8,691,314

Total Other (identified cost $8,690,522)		$8,691,314

Total Short-Term Investments (identified cost $10,190,409)		$10,191,184

Total Investments — 96.1% (identified cost $131,103,546)		$166,597,500

Other Assets, Less Liabilities — 3.9%		$6,775,448

Net Assets — 100.0%		$173,372,948

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $1,566,687 or 0.9% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $2,867,285 or 1.7% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	28.0%	$48,457,850
Information Technology	16.2	28,010,299
Industrials	7.4	12,824,442
Consumer Staples	7.1	12,231,596
Consumer Discretionary	6.2	10,794,996
Materials	6.1	10,618,776
Real Estate	5.7	9,920,431
Energy	5.1	8,871,178
Telecommunication Services	4.0	6,925,398
Health Care	2.4	4,212,726
Utilities	2.0	3,538,624
Short-Term Investments	5.9	10,191,184
Total Investments	96.1%	$166,597,500

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	447,896	USD	557,142	Credit Agricole Corporate and Investment Bank	5/15/18	$—	$(15,804)
EUR	74,181	USD	92,394	Standard Chartered Bank	5/15/18	—	(2,737)
USD	7,482,902	EUR	6,017,628	Bank of America, N.A.	5/15/18	209,858	—
USD	6,505,732	EUR	5,231,803	Bank of America, N.A.	5/15/18	182,454	—
USD	4,483,640	EUR	3,605,670	Bank of America, N.A.	5/15/18	125,744	—
USD	3,299,906	EUR	2,653,731	Bank of America, N.A.	5/15/18	92,546	—
USD	3,020,336	EUR	2,428,905	Bank of America, N.A.	5/15/18	84,706	—
USD	232,109	EUR	187,744	Bank of America, N.A.	5/15/18	5,198	—
USD	89,526	EUR	71,656	Bank of America, N.A.	5/15/18	2,921	—
USD	99,084	EUR	80,242	JPMorgan Chase Bank, N.A.	5/15/18	2,101	—
USD	75,917	EUR	61,938	Standard Chartered Bank	5/15/18	1,058	—
USD	10,645,495	KRW	11,330,000,000	Citibank, N.A.	7/16/18	43,749	—
TWD	8,909,117	USD	311,453	Goldman Sachs International	9/28/18	—	(7,059)
USD	9,538,784	TWD	273,000,000	Bank of America, N.A.	9/28/18	211,299	—

						$961,634	$(25,600)

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Equity Futures
MSCI Emerging Markets Index	267	Long	Jun-18	$15,381,870	$(542,399)

					$(542,399)

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

EUR	–	Euro
KRW	–	South Korean Won
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $122,413,024)	$157,906,186
Affiliated investment, at value (identified cost, $8,690,522)	8,691,314
Cash	961,285
Deposits for derivatives collateral — Financial futures contracts	45,000
Foreign currency, at value (identified cost, $7,984,516)	7,989,154
Dividends receivable	288,675
Dividends receivable from affiliated investment	13,929
Receivable for investments sold	31,174
Receivable for open forward foreign currency exchange contracts	961,634
Other assets	25,748
Total assets	$176,914,099

Liabilities
Payable for investments purchased	$3,020,543
Payable for variation margin on open financial futures contracts	140,737
Payable for open forward foreign currency exchange contracts	25,600
Payable to affiliates:
Investment adviser fee	144,799
Trustees’ fees	638
Accrued foreign capital gains taxes	62,803
Accrued expenses	146,031
Total liabilities	$3,541,151
Net Assets applicable to investors’ interest in Portfolio	$173,372,948

Sources of Net Assets
Investors’ capital	$137,544,793
Net unrealized appreciation	35,828,155
Total	$173,372,948

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $137,276)	$1,506,720
Dividends from affiliated investment	57,934
Interest (net of foreign taxes, $5)	9,743
Total investment income	$1,574,397

Expenses
Investment adviser fee	$865,176
Trustees’ fees and expenses	3,758
Custodian fee	172,305
Legal and accounting services	33,965
Miscellaneous	10,672
Total expenses	$1,085,876

Net investment income	$488,521

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $99,623)	$3,730,303
Investment transactions — affiliated investment	(1,612)
Financial futures contracts	1,070,209
Foreign currency transactions	492,246
Forward foreign currency exchange contracts	(949,585)
Net realized gain	$4,341,561
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $14,874)	$4,445,467
Investments — affiliated investment	1,085
Financial futures contracts	(779,889)
Foreign currency	19,314
Forward foreign currency exchange contracts	441,584
Net change in unrealized appreciation (depreciation)	$4,127,561

Net realized and unrealized gain	$8,469,122

Net increase in net assets from operations	$8,957,643

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$488,521	$1,530,397
Net realized gain (loss)	4,341,561	(27,489)
Net change in unrealized appreciation (depreciation)	4,127,561	29,698,566
Net increase in net assets from operations	$8,957,643	$31,201,474
Capital transactions —
Contributions	$7,429,983	$14,723,397
Withdrawals	(7,317,584)	(5,790,127)
Net increase in net assets from capital transactions	$112,399	$8,933,270

Net increase in net assets	$9,070,042	$40,134,744

Net Assets
At beginning of period	$164,302,906	$124,168,162
At end of period	$173,372,948	$164,302,906

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.25	%(3)	1.29%	1.30%	1.32%	1.63%
Net investment income (loss)	0.56	%(3)	1.10%	0.92%	1.61%	(0.19)%
Portfolio Turnover	25	%(4)	32%	40%	27%	112%
Total Return	5.51	%(4)	24.59%	5.75%	(14.05)%	1.10%

Net assets, end of period (000’s omitted)	$173,373		$164,303	$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Not annualized.

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Vietnamese companies may be subject to limitations. When foreign ownership of such a Vietnamese company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at a premium to the closing exchange based upon the average of recent foreign investor trades. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

25

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Portfolio’s investment adviser

26

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

fee amounted to $865,176 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $39,645,224 and $42,344,047, respectively, for the six months ended April 30, 2018.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,256,323

Gross unrealized appreciation	$41,794,002
Gross unrealized depreciation	(7,059,190)

Net unrealized appreciation	$34,734,812

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $25,600. At April 30, 2018, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate

27

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(542,399	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	961,634	(2)	(25,600	)(3)

Total		$961,634		$(567,999)

Derivatives not subject to master netting or similar agreements		$—		$(542,399)

Total Derivatives subject to master netting or similar agreements		$961,634		$(25,600)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$914,726	$—	$(742,013)	$—	$172,713
Citibank, N.A.	43,749	—	—	—	43,749
JPMorgan Chase Bank, N.A.	2,101	—	—	—	2,101
Standard Chartered Bank	1,058	(1,058)	—	—	—

	$961,634	$(1,058)	$(742,013)	$—	$218,563

28

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Credit Agricole Corporate and Investment Bank	$(15,804)	$—	$—	$—	$(15,804)
Goldman Sachs International	(7,059)	—	—	—	(7,059)
Standard Chartered Bank	(2,737)	1,058	—	—	(1,679)

	$(25,600)	$1,058	$—	$—	$(24,542)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$1,070,209	$(779,889)
Foreign Exchange	Forward foreign currency exchange contracts	(949,585)	441,584

Total		$120,624	$(338,305)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$11,578,000	$40,030,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

29

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$9,891,731	$91,359,948		$0	$101,251,679
Developed Europe	382,855	—		—	382,855
Emerging Europe	6,165,134	17,820,651		—	23,985,785
Latin America	14,963,445	—		—	14,963,445
Middle East/Africa	237,180	15,585,372		—	15,822,552

Total Common Stocks	$31,640,345	$124,765,971	**	$0	$156,406,316

Short-Term Investments —
U.S. Treasury Obligations	—	1,499,870		—	1,499,870
Other	—	8,691,314		—	8,691,314

Total Investments	$31,640,345	$134,957,155		$0	$166,597,500
Forward Foreign Currency Exchange Contracts	$—	$961,634		$—	$961,634

Total	$31,640,345	$135,918,789		$—	$167,559,134

30

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$(25,600)	$—	$(25,600)
Futures Contracts	(542,399)	—	—	(542,399)

Total	$(542,399)	$(25,600)	$—	$(567,999)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, investments having a value of $3,659,815 at October 31, 2017 were transferred from Level 1 to Level 2 during the six months then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund’s fair valuation pricing service as discussed in Note 1A.

31

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

33

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board noted that, effective May 2, 2017, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

34

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018